OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Components of other current liabilities

(in thousands of $)	2011	2010
Deferred drydocking, operating cost and charterhire revenue	15,464	18,281
Mark-to-market interest rate swaps valuation (see note 28)	59,084	50,051
Mark-to-market currency swaps valuation (see note 28)	27,622	26,205
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets (see note 25)	7,256	—
Deferred credits from capital lease transactions (see note 25)	627	625
Other	928	1,265
	110,981	96,427